Shareholder Fees - Becker Equity Fund	Feb. 28, 2026
Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)